Note 11 - INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax income (loss) from continuing operations	$ 28,851	$ 694	$ 31,853
Pre-tax income (loss) from continuing operations non equity investees	28,830	636	31,832
Thailand
Pre-tax income (loss) from continuing operations	23,265	8,760	24,750
Singapore
Pre-tax income (loss) from continuing operations	2,235	(80)	1,671
Australia
Pre-tax income (loss) from continuing operations	5,426	3,130	2,176
The People's Republic of China
Pre-tax income (loss) from continuing operations	(142)	985	6,921
Myanmar
Pre-tax income (loss) from continuing operations	279
Others
Pre-tax income (loss) from continuing operations	(2,212)	(12,101)	(3,665)
Equity Investees Thailand
Pre-tax income (loss) from continuing operations	(2)
Equity Investees The People's Republic of China
Pre-tax income (loss) from continuing operations	$ (19)	$ (58)	$ (21)